PATENTS (Details) - Finite-lived Intangible Assets Amortization Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Finite-lived Intangible Assets Amortization Expense [Abstract]
Amortization expense	$ 451	$ 1,455	$ 903	$ 2,269	$ 4,558	$ 4,536